Other Deductions, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Other Deductions, Net [Abstract]
Dumping duties received		$ 43
Joint Venture Ownership Acquisition Gain			15
Amortization of intangibles (intellectual property and customer relationships)	220	241	261
Rationalization of operations	78	119	81
Other	65	91	38
Gains, net	(1)	(50)	(24)
Total	$ 362	$ 401	$ 356